Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Numerator used in basic and diluted net income per share:
Net income attributable to New Oriental Education & Technology Group Inc	$ 224,884	$ 193,013	$ 215,704
Net income available for future distribution	$ 224,884	$ 193,013	$ 215,704
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	156,782,439	156,438,606	156,033,992
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	609,247	863,568	1,869,472
Weighted average common shares outstanding used in computing diluted net income per share	157,391,686	157,302,174	157,903,464
Net income per share
- Basic	$ 1.43	$ 1.23	$ 1.38
- Diluted	$ 1.43	$ 1.23	$ 1.37